Commitments and Contingencies (Details) - USD ($)	1 Months Ended
	Mar. 31, 2022	Jan. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Related Party Costs	$ 250,000
Founder and Director[ Member]
Commitments and Contingencies (Details) [Line Items]
forwent salary		$ 1,500,000
Related Party Transaction, Purchases from Related Party		$ 500,000
Forwent salary repayment period		4 years
Forwent salary and accrued interest yet to be paid		$ 1,000,000